Income Taxes (Details 5) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at Beginning of Year		₩ 30,902	₩ 24,352	₩ 19,712
Decrease during the year	[1]	(4,238)	(4,090)	(5,332)
Increase during the year		4,482	10,640	9,972
Balance at End of Year		₩ 31,146	₩ 30,902	₩ 24,352

[1]	The valuation allowances decreased primarily due to the expiration of unused foreign tax credits and unused net operating loss carryforwards.